UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
_________________________

FORM 10-D
_________________________

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2012 to April 30, 2012

Commission File Number of issuing entity 333-133170-01, 333-60418-01 and 333-166240-01
_________________________

World Financial Network Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor: 333-133170, 333-60418 and 333-166240

WFN Credit Company, LLC
(Exact Name of Registrant as Specified in its Charter)

World Financial Network Bank
(Exact Name of Registrant as Specified in its Charter)
_________________________

Delaware	31-1772814
(State or other jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

220 West Schrock Road, Westerville, Ohio	43081
(Address of principal executive offices of issuing entity)	(Zip Code)

 (614) 729-5004
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)
_________________________

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2009-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-D, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2010-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2011-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2011-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2012-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒     No ☐     [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

The response to Item 1 is set forth below and in Exhibit 99.1.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

For each of Series 2009-B, Series 2009-D, Series 2010-A, Series 2011-A, Series 2011-B and Series 2012-A is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?  Yes ☐     No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐     No ☒

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from April 1, 2012 to April 30, 2012.

The depositor filed its most recent Form ABS-15G on February 10, 2012. The CIK number of the depositor is 0001139552.

Item 3.                      Sales of Securities and Use of Proceeds

On April 12, 2012, World Financial Network Credit Card Master Note Trust issued $412,500,000 of Series 2012-A Class A Asset Backed Notes (the “Series 2012-A Class A Notes”), $20,625,000 of Series 2012-A Class M Asset Backed notes (the “Series 2012-A Class M Notes”), $26,125,000 of Series 2012-A Class B Asset Backed Notes (the “Series 2012-A Class B Notes”), $68,750,000 of Series 2012-A Class C Asset Backed Notes (the “Series 2012-A Class C Notes”), and $22,000,000 of Series 2012-A Class D Asset Backed Notes (the “Series 2012-A Class D Notes” and, together with the Series 2012-A Class A Notes, the Series 2012-A Class M Notes, the Series 2012-A Class B Notes and the Series 2012-A Class C Notes, the “Series 2012-A Notes”) described in a Prospectus Supplement dated April 5, 2012 to a Prospectus dated April 5, 2012.  The price to the public of the Series 2012-A Class A Notes was $412,490,059 (or 99.99759%).  The other information required by Item 2 of Part II of Form 10-Q with respect to the Series 2012-A Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on April 16, 2012.

Item 9.                       Exhibits.

Exhibit No.	Document Description
99.1
Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2009-B, Series 2009-D, Series 2010-A, Series 2011-A, Series 2011-B and Series 2012-A for the May 15, 2012 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: May 15, 2012	By:	/s/ Timothy P. King
	Name:	Timothy P. King
	Title:	President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1
Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2009-B, Series 2009-D, Series 2010-A, Series 2011-A, Series 2011-B and Series 2012-A for the May 15, 2012 Payment Date.